Consolidated Statements of Cash Flows (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,837)	$ 1,134	$ (41,718)	$ 9,043
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	42,040	27,284	126,043	103,282
Net amortization of above- and below-market leases	(1,007)	(331)	(1,984)	(1,208)
Amortization of deferred financing expense	1,226	1,192	5,162	4,936
Depreciation and amortization of corporate assets	4,128	0	2,900	0
Net gain on write-off of unamortized capitalized leasing commissions, market debt adjustments, and deferred financing expense	0	(477)	(237)	317
Straight-line rent	(1,057)	(493)	(3,729)	(3,512)
Other	319	36	(137)	(1,485)
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(833)	0	3,592	0
Other assets	(3,556)	(6,929)	(7,992)	(9,916)
Accounts payable - affiliates	374	234	(4,350)	(865)
Accounts payable and other liabilities	(16,287)	(1,194)	9,776	6,840
Net cash provided by operating activities	23,510	20,456	108,861	103,076
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions	(8,374)	(16,069)	(159,698)	(201,111)
Capital expenditures	(8,593)	(5,457)
Proceeds from sale of real estate	39	250	36,912	0
Net cash used in investing activities	(16,928)	(21,276)	(620,749)	(226,217)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in credit facility	(36,000)	57,000	(115,400)	35,969
Proceeds from mortgages and loans payable	65,000	0	855,000	255,000
Payments on mortgages and loans payable	(2,646)	(37,710)	(83,387)	(110,875)
Distributions paid, net of DRIP	(18,710)	(16,656)	(74,198)	(64,269)
Distributions to noncontrolling interests	(6,827)	(461)	(7,025)	(1,724)
Repurchases of common stock	(2,875)	(40,340)	(46,539)	(20,301)
Net cash (used in) provided by financing activities	(2,058)	(38,167)	509,380	90,685
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	4,524	(38,987)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH:
Cash, cash equivalents, and restricted cash at beginning of period	27,445	49,946	49,946
Cash, cash equivalents, and restricted cash at end of period	31,969	10,959	27,445	49,946
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	14,690	5,894	5,716	8,224
Restricted cash	17,279	5,065	21,729
Cash, cash equivalents, and restricted cash at end of period	31,969	10,959	27,445	49,946
SUPPLEMENTAL CASH FLOW DISCLOSURE, INCLUDING NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cash paid for interest	15,792	8,178	39,487	29,709
Accrued capital expenditures	2,252	1,970	2,496	3,256
Change in accrued share repurchase obligation	1,140	0	618	0
Distributions reinvested	$ 12,764	$ 13,716	$ 49,126	$ 58,872